Basis of preparation and significant accounting policies (Details) € in Millions, £ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2021 GBP (£)	May 31, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Apr. 30, 2020 GBP (£)	Jun. 30, 2022 EUR (€)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022 EUR (€) aircraft	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Jul. 21, 2021 aircraft	Mar. 31, 2019 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents			€ 2,650.7					€ 2,669.0		€ 2,650.7	€ 2,566.4		€ 1,675.6
Net debt			2,276.5					1,451.6		2,276.5	403.2		€ 449.5
Property, plant and equipment long-lived assets			8,361.1					€ 9,095.1		8,361.1	9,438.0
Residual value as percentage of current market value								15.00%	15.00%
Number of airlines								4
Retained earnings			3,232.3					€ 2,880.9		3,232.3	4,245.0
Payroll Supports Received Through Schemes, COVID-19 Pandemic								€ 82.0		84.0
Ryanair UK
Disclosure of voluntary change in accounting policy [line items]
Number of aircraft | aircraft								8
Jet fuel derivative instruments,
Disclosure of voluntary change in accounting policy [line items]
Net derivative financial assets (liabilities)			(46.0)					€ 1,200.0		(46.0)
Foreign currency derivative instruments [Member]
Disclosure of voluntary change in accounting policy [line items]
Net derivative financial assets (liabilities)			171.0					330.0		171.0
Disclosure of liquidity position after end of reporting period
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents					€ 4,640.0
Net debt					400.0
Decrease in net debt					€ 1,050.0
Number of unencumbered aircrafts | aircraft												443
Forecast
Disclosure of voluntary change in accounting policy [line items]
Percentage of pre-Covid flight schedule operated							115.00%
Forecasted traffic guests							165,000,000
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date						5.00%	65.00%
Increase (decrease) due to changes in accounting policy | Amendment to IFRS 16 - Covid-19 related rent concessions
Disclosure of voluntary change in accounting policy [line items]
Retained earnings			€ 0.0							€ 0.0
0.875% unsecured Eurobonds
Disclosure of voluntary change in accounting policy [line items]
Amount of financing raised		€ 1,200.0
Term of debt		5 years
Interest rate percentage		0.875%
Percentage of unencumbered aircrafts												92.00%
HMT and Bank of England Covid Corporate Financing Facility (CCFF)
Disclosure of voluntary change in accounting policy [line items]
Amount of financing raised | £				£ 600
Interest rate percentage			0.46%	0.44%						0.46%
Debt extension term			12 months
Repayment of borrowings | £	£ 600								£ 600
Hangar and Buildings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets			€ 90.1					95.6		€ 90.1	77.7
Plant and equipment (excluding aircraft)
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets			67.0					59.7		67.0	77.2
Fixtures and Fittings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets			10.7					8.9		10.7	13.6
Motor vehicles
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets			0.4					0.1		0.4	0.5
Aircraft
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets			€ 8,192.9					€ 8,930.8		8,192.9	9,269.0
Residual value as percentage of current market value								15.00%	15.00%
Useful life, property, plant and equipment								23 years	23 years
Boeing 737 Aircraft
Disclosure of voluntary change in accounting policy [line items]
Residual value as percentage of current market value								15.00%	15.00%
Boeing 737-800s
Disclosure of voluntary change in accounting policy [line items]
Useful life, property, plant and equipment								23 years	23 years
Landing rights
Disclosure of voluntary change in accounting policy [line items]
Impairment of intangible assets								€ 0.0		€ 0.0	€ 0.0